RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Directors' fees	$ 294	$ 288
Salaries and bonuses	2,179	1,659
Share-based payments (non-cash)	1,128	990
Total	$ 3,610	$ 3,029